Inventories - Summary of Inventories (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [Abstract]
Goods	¥ 3,455	¥ 961
Total Inventories	¥ 3,455	¥ 961